UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21734

PIMCO Global StocksPLUS & Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Brian S. Shlissel - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3369

Date of fiscal year end: March 31, 2006

Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

PIMCO Global StocksPLUS & Income Fund

S e m i - A n n u a l   R e p o r t
S e p t e m b e r   3 0 ,   2 0 0 5

Contents

Letter to Shareholders	1

Performance & Statistics	2

Schedule of Investments	3-10

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Changes in Net Assets	13

Notes to Financial Statements	14-21

Financial Highlights	22

Matters Relating to the Trustees Consideration
of the Investment Management & Portfolio
Management Agreements	23-24

PIMCO Global StocksPLUS & Income Fund Letter to Shareholders

November 18, 2005

Dear Shareholder:

We are pleased to provide you with the initial semi-annual report of the PIMCO Global StocksPLUS & Income Fund (the “Fund”) for the period May 31, 2005 (commencement of operations) through September 30, 2005.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s transfer agent at (800) 331-1710. Also, note that a wide range of information and resources can be accessed through our Web site, www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager and Pacific Investment Management Company LLC, the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely, Robert E. Connor Chairman	Brian S. Shlissel President & Chief Executive Officer

| 9.30.05 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 1

PIMCO Global StocksPLUS & Income Fund Performance & Statistics
September 30, 2005 (unaudited)

Symbol:	Primary Investments:	Inception Date:
PGP	U.S. dollar-denominated	May 31, 2005
corporate debt obligations of
Objective:	varying maturities and other	Net Assets:
Total return comprised of	corporate income-producing	$236.8 million
current income, current	securities.
gains and long-term capital		Portfolio Manager:
appreciation.		Dan Ivascyn

Total Return(1) :	Market Price	Net Asset Value (“NAV”)

Commencement of Operations (5/31/05) to 9/30/05	(1.41)%	8.63%

Market Price/NAV Performance: Commencement of Operations (5/31/05) to 9/30/05	Market Price/NAV:

	Market Price	$24.10

	NAV	$25.38

	Discount to NAV	(5.04)%

	Market Price Yield(2)	9.13%

	Moody's Ratings (as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of the specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current per share dividend to shareholders by the market price per share at September 30, 2005.

2 PIMCO Global StocksPLUS & Income Fund Semi Annual Report | 9.30.05 |

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

U.S. GOVERNMENT AGENCY SECURITIES—52.2%

	Fannie Mae,
$ 4,051	4.045%, 1/1/34, FRN, MBS	Aaa/AAA	$4,001,796
24	4.344%, 4/25/07, CMO, FRN	Aaa/AAA	23,910
14,520	5.50%, 4/1/25, MBS	Aaa/AAA	14,608,601
2,374	5.50%, 11/1/34, MBS	Aaa/AAA	2,375,256
1,775	5.50%, 1/1/35, MBS	Aaa/AAA	1,767,106
789	6.479%, 11/1/28, FRN, MBS	Aaa/AAA	817,787
24	6.50%, 6/1/31, MBS	Aaa/AAA	24,829
325	6.50%, 9/1/31, MBS	Aaa/AAA	334,693
659	6.50%, 11/1/31, MBS	Aaa/AAA	677,481
933	6.50%, 7/1/32, MBS	Aaa/AAA	961,373
1,326	6.50%, 9/1/32, MBS	Aaa/AAA	1,360,431
430	6.50%, 10/1/33, MBS	Aaa/AAA	443,157
872	6.50%, 12/1/33, MBS	Aaa/AAA	897,537
1,799	6.95%, 8/25/21, CMO	Aaa/AAA	1,874,721
1,274	7.00%, 8/25/21, CMO	Aaa/AAA	1,327,003
1,724	7.00%, 9/25/21, CMO	Aaa/AAA	1,794,516
254	Fannie Mae Whole Loan, 7.80%, 6/25/26, ABS	Aaa/AAA	265,870
4,000	Federal Home Loan Bank, 8.30%, 2/27/12, FRN (f)	Aaa/AAA	3,732,599
	Freddie Mac,
62	4.363%, 7/15/08, CMO, FRN	Aaa/AAA	61,768
3,690	6.00%, 5/1/30, MBS	Aaa/AAA	3,760,304
23,765	6.00%, 5/1/34, MBS	Aaa/AAA	24,190,025
2,000	6.50%, 10/15/23, CMO	Aaa/AAA	2,074,634
1,000	6.50%, 4/15/24, CMO	Aaa/AAA	1,036,593
4,297	6.50%, 8/15/31, CMO	Aaa/AAA	4,487,180
19,557	6.50%, 12/1/34, MBS (i)	Aaa/AAA	20,116,519
19,496	6.50%, 4/1/35, MBS (i)	Aaa/AAA	20,053,884
10,149	7.00%, 6/15/31, CMO	Aaa/AAA	10,459,132

	Total U.S. Government Agency Securities (cost—$124,859,170)		123,528,705

MORTGAGE-BACKED SECURITIES—20.2%

368	Bear Stearns Asset Backed Securities, Inc., 5.00%, 1/25/34	Aaa/AAA	366,650
	Countrywide Alternative Loan Trust,
349	4.23%, 3/25/34, CMO, FRN	Aaa/AAA	349,198
642	6.25%, 9/25/34, CMO	Aaa/AAA	649,432
2,453	6.50%, 7/25/35, CMO (f)	Aaa/AAA	2,530,035
	Countrywide Home Loan Mortgage Pass Through Trust,
388	4.23%, 8/25/18, CMO, FRN	NR/AAA	389,894
1,847	4.29%, 9/25/34, CMO, FRN	Aaa/AAA	1,853,311
429	4.33%, 3/25/34, CMO, FRN	Aaa/NR	429,008
1,279	Denver Arena Trust, 6.94%, 11/15/19 (b)(d)	NR/NR	1,282,688

| 9.30.05 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 3

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2005 (unaudited) (continued)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

MORTGAGE-BACKED SECURITIES (continued)

	First Horizon Asset Securities, Inc.,
$ 256	4.33%, 3/25/18, CMO, FRN	NR/AAA	$257,846
172	5.271%, 12/27/32, CMO, FRN	Aaa/AAA	172,669
1,061	First Republic Mortgage Loan Trust,
	4.068%, 8/15/32, CMO, FRN	Aaa/AAA	1,061,739
6,198	GSMPS Mortgage Loan Trust, 7.00%, 6/25/43, CMO (d)	NR/NR	6,338,141
	Harborview Mortgage Loan Trust,
130	4.059%, 3/19/35, CMO, FRN	Aaa/AAA	129,673
2,059	5.509%, 11/19/34, CMO, FRN (f)	Aaa/AAA	2,112,309
657	Impac CMB Trust, 4.21%, 12/25/33, CMO, FRN	Aaa/AAA	658,162
	Nomura Asset Acceptance Corp.,
623	4.22%, 10/25/34, CMO, FRN	Aaa/AAA	624,478
3,500	7.50%, 3/25/34, CMO (d)	Aaa/AAA	3,660,421
886	Provident Funding Mortgage Loan Trust,
	4.049%, 4/25/34, CMO, VRN	Aaa/AAA	861,819
1,050	Residential Asset Securitization Trust,
	4.28%, 2/25/34, CMO, FRN	NR/AAA	1,047,993
1,187	Residential Funding Mortgage Sec I,
	4.23%, 7/25/18, CMO, FRN	NR/AAA	1,189,895
4,000	S.A.C.I. Trust, 10/25/35 (e)(f)	NR/NR	4,001,252
131	SACO I, Trust, 7.00%, 8/25/36, CMO (d)(f)	Aaa/NR	141,406
	Sequoia Mortgage Trust,
667	4.176%, 10/20/27, CMO, FRN	Aaa/AAA	668,073
567	4.196%, 10/20/27, CMO, FRN	Aaa/AAA	567,514
2,581	4.84%, 8/20/34, CMO, FRN	Aaa/AAA	2,657,022
280	5.15%, 9/20/32, CMO, FRN	Aaa/AAA	282,069
39	Structured Asset Securities Corp.,
	4.08%, 10/25/34, CMO, FRN	Aaa/AAA	39,088
	Washington Mutual, Inc.,
908	3.423%, 5/25/33, CMO, VRN	Aaa/AAA	887,950
56	3.624%, 4/25/35, CMO, VRN	Aaa/AAA	56,332
2,427	3.948%, 10/25/44, CMO, FRN	Aaa/AAA	2,447,588
1,349	4.05%, 1/25/45, CMO, FRN	Aaa/AAA	1,349,904
392	4.129%, 1/25/33, CMO, FRN	Aaa/AAA	389,767
297	4.137%, 8/25/42, CMO, FRN	Aaa/AAA	297,454
2,494	4.17%, 1/25/45, CMO, FRN	Aaa/AAA	2,501,872
85	4.265%, 6/25/42, CMO, FRN	Aaa/AAA	85,812
1,632	4.556%, 2/25/33, CMO, FRN	Aaa/AAA	1,620,507
500	4.585%, 4/25/35, CMO, VRN	Aaa/AAA	496,865
3,550	Wells Fargo Mortgage Backed Securities Trust,
	4.72%, 12/25/33, CMO, FRN	NR/AAA	3,465,948

	Total Mortgage-Backed Securities (cost—$48,142,740)		47,921,784

4 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.05 |

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2005 (unaudited) (continued)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

ASSET-BACKED SECURITIES—16.2%

$ 4,520	American Residential Eagle Certificate Trust,
	4.83%, 5/25/28, FRN (d)	NR/NR	$4,523,635
121	Cendant Mortgage Corp., 6.00%, 7/25/43, VRN (d)	NR/NR	121,438
15	Centex Home Equity Co. LLC, 4.13%, 9/25/33, FRN	Aaa/AAA	14,803
825	Chase Funding Loan Acquisition Trust,
	4.16%, 1/25/33, FRN	Aaa/AAA	826,608
136	Cityscape Home Equity Loan Trust, 7.65%, 9/25/25	Aaa/AAA	136,068
	Countrywide Asset-Backed Certificates,
61	3.98%, 10/25/23, FRN	Aaa/AAA	61,448
243	4.11%, 4/25/34, FRN	Aaa/AAA	243,200
	Countrywide Home Equity Loan Trust,
391	3.988%, 4/15/30, FRN	Aaa/AAA	391,948
227	3.988%, 1/15/34, FRN	Aaa/AAA	226,865
626	4.008%, 5/15/28, FRN	Aaa/AAA	627,107
344	4.028%, 4/15/28, FRN	Aaa/AAA	343,930
1,422	CS First Boston Mortgage Securities Corp.,
	5.68%, 8/25/32, FRN	A2/A	1,434,775
1,838	EMC Mortgage Loan Trust, 4.58%, 8/25/40, FRN (d)	NR/AAA	1,858,563
45	Equity One Asset-Backed Securities, Inc.,
	3.99%, 7/25/34, FRN	Aaa/AAA	44,686
100	First Franklin Mortgage Loan Asset Backed Certificates,
	4.01%, 3/25/35, FRN	Aaa/AAA	100,036
259	Fremont Home Loan Trust, 4.03%, 2/25/34, FRN	Aaa/AAA	259,323
	Green Tree Financial Corp.,
467	6.16%, 2/1/31	NR/B	471,370
519	6.22%, 3/1/30	NR/A-	517,740
1,650	6.53%, 4/1/30	Baa3/NR	1,664,343
3,696	6.53%, 2/1/31	NR/B	3,406,234
3,763	6.81%, 12/1/27	Baa3/A-	3,869,399
240	Greenpoint Home Equity Loan Trust, 4.06%, 7/25/29, FRN	Aaa/AAA	240,427
200	HFC Home Equity Loan Asset Backed Certificates,
	4.346%, 10/20/32, FRN	Aaa/AAA	200,620
3,217	Lake Country Mortgage Loan Trust,
	4.36%, 12/25/32, FRN (d)	Aaa/AAA	3,228,454
	Long Beach Mortgage Loan Trust,
123	4.09%, 7/25/34, FRN	Aaa/AAA	123,569
3,000	4.78%, 3/25/32, FRN	Aa2/NR	3,032,433
3,478	5.48%, 3/25/32, FRN	Baa1/NR	3,371,590
350	Master Asset Backed Securities Trust,
	4.25%, 3/25/35, FRN	Aa1/AA+	349,930
294	Money Store Home Equity Trust, 3.918%, 8/15/29, FRN	Aaa/AAA	294,447
128	Morgan Stanley Asset-Backed Securities Capital I,
	3.93%, 1/25/35, FRN	Aaa/AAA	128,193

| 9.30.05 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 5

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2005 (unaudited) (continued)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

ASSET-BACKED SECURITIES (continued)

$ 540	Renaissance Home Equity Loan Trust,
	4.33%, 12/25/33, FRN	Aaa/AAA	$543,282
64	Residential Asset Securities Corp., 4.08%, 3/25/30, FRN	Aaa/AAA	63,665
72	Residential Funding Mortgage Securities II, Inc.,
	3.98%, 12/25/18, FRN	Aaa/AAA	71,558
3	Saxon Asset Securities Trust, 4.23%, 12/25/32, FRN	Aaa/AAA	3,086
4,787	Terwin Mortgage Trust, 4.01%, 7/25/36, FRN	NR/AAA	4,786,438
	Wachovia Asset Securitization, Inc.,
232	4.08%, 11/25/33, FRN	Aaa/AAA	231,912
424	4.26%, 12/25/32, FRN	Aaa/AAA	426,707

	Total Asset-Backed Securities (cost—$38,225,174)		38,239,830

CORPORATE BONDS & NOTES—9.1%

	Airlines—2.7%
2,500	American Airlines, Inc., pass thru certificates,
	6.817%, 5/23/11, Ser. 01-1	Ba1/BB+	2,295,595
1,656	Continental Airlines, Inc., 8.048%, 11/1/20, Ser. 00-1	Baa3/BBB+	1,644,992
2,500	Northwest Airlines, Inc., 6.841%, 10/1/12, Ser. 1A-2	Ba3/BB	2,374,948

			6,315,535

	Financing—1.6%
2,000	Ford Motor Credit Co., 5.70%, 1/15/10	Baa3/BB+	1,818,496
2,000	General Motors Acceptance Corp., 4.509%, 1/16/07, FRN	Ba1/BB	1,966,332

			3,784,828

	Insurance—1.3%
3,000	Platinum Underwriters Holdings, Ltd., 6.371%, 11/16/07 (d)	NR/BBB	3,026,442

	Multi-Media—0.2%
500	Emmis Communications Corp., 9.745%, 6/15/12, FRN	B3/B-	506,250

	Oil & Gas—3.3%
4,000	Gazprom, 9.625%, 3/1/13	NR/BB-	4,965,600
3,000	Williams Cos., Inc., 6.375%, 10/1/10 (d)	B1/B+	2,992,500

			7,958,100

	Total Corporate Bonds & Notes (cost—$21,644,811)		21,591,155

SOVEREIGN DEBT OBLIGATIONS—4.4%

	Brazil—2.6%
5,000	Federal Republic of Brazil, 11.00%, 8/17/40	B1/BB-	6,136,250

	Ukraine—1.8%
	Ukraine Government,
2,000	6.875%, 3/4/11	B1/BB-	2,111,400
2,000	7.65%, 6/11/13	B1/BB-	2,206,200

			4,317,600

	Total Sovereign Debt Obligations (cost—$10,206,433)		10,453,850

6 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.05 |

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2005 (unaudited) (continued)

Principal
Amount
(000)		Value

SENIOR LOANS(a)(b)(c)—3.3%

	Automotive Products—0.4%
$ 483	Delphi Corp., 10.30%, 6/14/11	$493,101
500	Goodyear Tire & Rubber Co., 6.32%, 4/30/10	506,875

		999,976

	Building/Construction—0.2%
	Masonite International Corp.,
489	5.66%, 4/6/13, Term B	491,447
8	6.02%, 4/6/13, Term B	8,173

		499,620

	Chemicals—0.2%
	KRATON Polymers Group LLC,
136	6.188%, 12/2/09	137,856
10	6.50%, 12/2/09	9,769
307	6.50%, 12/23/10	312,598
53	6.625%, 12/2/09	54,260

		514,483

	Computer Services—0.2%
500	SunGard Data Systems, Inc., 6.28%, 1/22/13	506,307

	Energy—0.5%
499	Coleto, Inc., 5.68%, 7/1/11, Term B	509,505
	Covanta Energy Corp.,
188	3.85%, 6/24/12	191,266
88	3.89%, 6/24/12	89,994
223	6.46%, 6/30/12, Term B	226,921

		1,017,686

	Entertainment—0.4%
500	MGM Studios, 6.27%, 4/8/12, Term B	506,562
	Warner Music Group, Inc.,
142	5.52%, 2/28/11, Term B	143,711
125	5.64%, 2/27/11, Term B	126,961
127	5.83%, 2/27/11, Term B	128,244
105	5.86%, 2/27/11, Term B	105,948

		1,011,426

	Funeral Services—0.2%
	Alderwoods Group, Inc.,
158	5.48%, 9/17/08, Term B	160,362
122	5.819%, 9/17/09, Term B	123,355
39	5.84%, 9/17/08, Term B	39,133
117	6.058%, 9/17/08, Term B	118,421

		441,271

| 9.30.05 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 7

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2005 (unaudited) (continued)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Healthcare & Hospitals—0.2%
$ 500	DaVita, Inc., 5/16/12, Term B (e)		$508,021

	Manufacturing—0.2%
499	Berry Plastics Corp., 6.105%, 6/30/10		506,293

	Multi-Media—0.2%
337	Canwest Media, Inc., 6.018%, 8/1/09, Term E		338,618

	Oil & Gas—0.2%
350	Kerr McGee Corp., 6.11%, 5/1/07		351,469

	Utilities—0.2%
	Reliant Energy, Inc.,
463	6.088%, 4/30/10		465,711
36	6.205%, 4/30/10		36,287

			501,998

	Waste Disposal—0.2%
	Allied Waste North America, Inc.,
137	2.00%, 1/15/12		137,939
58	5.52%, 1/15/12		58,504
69	5.65%, 1/15/12		69,658
55	5.67%, 1/15/12		55,727
180	6.09%, 1/15/12		181,112

			502,940

	Total Senior Loans (cost—$7,622,798)		7,700,108

MUNICIPAL BONDS—0.4%

	South Carolina—0.4%
950	Tobacco Settlement Rev. Management Auth.,
	7.666%, 5/15/16 (cost—$975,517)	Baa2/BBB	981,527

SHORT-TERM INVESTMENTS—6.8%

	U.S. Treasury Bills (g)—6.2%
14,780	3.35%-3.50%,12/1/05-12/15/05 (cost—$14,683,733)		14,670,319

	Repurchase Agreements—0.6%
1,352	State Street Bank & Trust Co.,
	dated 9/30/05, 3.40%, due 10/3/05,
	proceeds $1,352,383; collateralized by Fannie Mae,
	5.00%, due 1/15/07, valued at $1,380,547 with accrued interest
	(cost—$1,352,000)		1,352,000

	Total Short-Term Investments (cost—$16,035,733)		16,022,319

8 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.05 |

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2005 (unaudited) (continued)

Contracts		Value

OPTIONS PURCHASED(h)—0.0%

	Put Options—0.0%
	S & P 500 Index Futures, Chicago Board of Trade,
140	strike price $1,160, expires 10/21/05	$31,500
250	strike price $1,160, expires 10/22/05	25,000
100	strike price $1,165, expires 10/21/05	27,500

	Total options purchased (cost—$278,833)	84,000

	Total Investments before options written
	(cost—$267,991,209)—112.6%	266,523,278

OPTIONS WRITTEN(h)—(0.3)%

	Call Options—(0.3)%
	S & P 500 Index Futures, Chicago Board of Trade,
330	strike price $1,240, expires 10/21/05
	(premium received—$1,485,269)	(759,000)

	Total Investments net of options written
	(cost—$266,505,940)—112.3%	265,764,278
	Liabilities in excess of other assets—(12.3)%	(29,007,565)

	Net Assets—100.0%	$236,756,713

Notes to Schedule of Investments:

(a)	Private Placement. Restricted as to resale and may not have a readily available market.

(b)	Illiquid security.

(c)
These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to received approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)
144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Unsettled security, coupon rate undetermined at September 30, 2005.

(f)	Fair-valued security.

(g)	All or partial amount segregated as collateral for futures contracts and options.

(h)	Non-income producing.

(i)	All or partial amount segregated as collateral for reverse repurchase agreements.

| 9.30.05 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 9

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2005 (unaudited) (continued)

Glossary:
ABS—Asset-Backed Securities
CMO—Collateralized Mortgage Obligation
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2005.
MBS—Mortgage-Backed Securities
NR—Not Rated
VRN—Variable Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2005.

10 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.05 | See accompanying Notes to Financial Statements

PIMCO Global StocksPLUS & Income Fund	Statement of Assets
and Liabilities
September 30, 2005 (unaudited)

Assets:
Investments, at value (cost-$267,991,209)	$266,523,278

Cash	532,001

Unrealized appreciation on swaps	19,778,437

Premium for swaps purchased	2,057,512

Receivable for premiums on swaps purchased	1,795,747

Interest receivable	1,424,956

Variation margin receivable	205,788

Receivable for investments sold	111,895

Prepaid expenses	19,110

Total Assets	292,448,724

Liabilities:
Payable for reverse repurchase agreements	38,695,000

Payable for investments purchased	7,036,675

Premium for swaps sold	5,796,055

Dividends payable	1,710,623

Unrealized depreciation on swaps	1,370,235

Options written, at value (premium received- $1,485,269)	759,000

Investment management fees payable	192,451

Payable for options terminated	21,287

Payable for premiums on swaps sold	16,650

Interest Payable	12,350

Accrued expenses	81,685

Total Liabilities	55,692,011

Net Assets	$236,756,713

Composition of Net Assets
Common Stock:
Par value ($0.00001 per share, applicable to 9,329,821 shares issued and outstanding)	93

Paid-in-capital in excess of par	222,278,751

Dividends in excess of net investment income	(1,743,785)

Net realized loss on investments	(784,698)

Net unrealized appreciation of investments, futures contracts, options written and swaps	17,006,352

Net Assets	$236,756,713

Net Asset Value Per Share	$25.38

See accompanying Notes to Financial Statements | 9.30.05 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 11

PIMCO Global StocksPLUS & Income Fund Statement of Operations
For the period May 31, 2005* through September 30, 2005 (unaudited)

Investment Income:
Interest	$4,479,794

Expenses:
Investment management fees	770,358

Interest expense	204,097

Custodian and accounting agent fees	40,862

Audit and tax services	36,900

Reports and notices to shareholders	26,445

Transfer agent fees	10,086

Trustees’ fees and expenses	5,658

Legal fees	2,706

Investor relations	1,845

Insurance expense	1,148

Miscellaneous	2,728

Total expenses	1,102,833

Less: custody credits earned on cash balances	(6,422)

Net expenses	1,096,411

Net Investment Income	3,383,383

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(822,534)

Futures contracts	3,431,542

Options written	(75,650)

Swaps	(3,318,056)

Net unrealized appreciation/depreciation of:
Investments	(1,467,931)

Futures contracts	(660,188)

Options written	726,269

Swaps	18,408,202

Net realized and unrealized gain on investments, futures contracts, options written and swaps	16,221,654

Net Increase in Net Assets Resulting from Investment Operations	$19,605,037

* Commencement of operations

12 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.05 | See accompanying Notes to Financial Statements

PIMCO Global StocksPLUS & Income Fund	Statement of Changes in
For the period May 31, 2005* through September 30, 2005	Net Assets
(unaudited)

Investment Operations:
Net investment income	$3,383,383

Net realized loss on investments, futures contracts, options written and swaps	(784,698)

Net unrealized appreciation of investments, futures contracts, options written and swaps	17,006,352

Net increase in net assets resulting from investment operations	19,605,037

Dividends to Shareholders from Net Investment Income	(5,127,168)

Capital Share Transactions:
Net proceeds from the sale of common stock	222,037,500

Offering costs charged to paid-in capital in excess of par	(465,000)

Reinvestment of dividends	606,332

Net increase from capital transactions	222,178,832

Total increase in net assets	236,656,701

Net Assets:
Beginning of period	100,012

End of period (including dividends in excess of net investment income of $1,743,785)	$236,756,713

Shares Issued and Reinvested:
Issued	9,300,000

Issued in reinvestment of dividends	25,632

Net Increase	9,325,632

* Commencement of operations

See accompanying Notes to Financial Statements | 9.30.05 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 13

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2005 (unaudited)

1. Organization and Significant Accounting Policies
PIMCO Global StocksPLUS & Income Fund (the “Fund”), was organized as a Massachusetts business trust on February 16, 2005. Prior to commencing operations on May 31, 2005, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended, and the sale and issuance of 4,189 shares of beneficial interest at an aggregate par of $100,012 to Allianz Global Investors of America, L.P. (“Allianz Global”). Allianz Global Investors Fund Management LLC (the “Investment Manager”), is an indirect wholly-owned subsidiary of Allianz Global. Allianz Global is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund issued 9,300,000 shares of common stock in its initial public offering. These shares were issued at $25.00 per share before an underwriting discount of $1.125 per share. Offering cost of $465,000 (representing $0.05 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par.

The Fund’s investment objective is to seek total return comprised of current income, current gains and long-term capital appreciation.

The Fund normally attempts to achieve its investment objective by investing in equity index derivative instruments relating to U.S. and non-U.S. markets, backed by an actively-managed, low duration (one to three year) debt portfolio with an average credit quality that is investment grade. The Fund currently gains substantially all of its equity index exposure by investing in equity index derivatives based on the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) and the Morgan Stanley Capital International® Europe, Australasia, Far East Index (the “MSCI EAFE Index”). The Fund also employs a strategy of writing (selling) call options on U.S. equity indexes, seeking to generate gains from option premiums which may limit the Fund’s gains from increases in the S&P 500 Index. Substantially all of the Fund’s assets ordinarily are invested in a portfolio of income-producing debt securities and debt-related derivative securities.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value by Pacific Investment Management Company LLC (the “Sub-Adviser”). Such procedures by the Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized

14 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.05 |

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2005 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(a) Valuation of Investments (continued)
cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Facility fees and other fees (such as origination fees) received by the Fund are amortized as income over the expected term of the loan. Commitment fees received by the Fund relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

(c) Federal Income Taxes
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

(d) Dividends and Distributions
The Fund declares dividends from net investment income monthly to shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to the treatment of amounts received under swap agreements. For the period May 31, 2005 (commencement of operations) through September 30, 2005 the Fund received $4,647,199 from swap agreements which are treated as net realized gain (loss) for financial statement purposes and as net income (loss) for federal income tax purposes.

(e) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to such contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f) Option Transactions
The Fund may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as a part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

| 9.30.05 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 15

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2005 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(f) Option Transactions (continued)
When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market.

(g) Interest Rate/Credit Default/Total Return Swaps
The Fund enters into interest rate, credit default and total return swap contracts (“swaps”) for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of realized gain (loss) and or change in unrealized appreciation/depreciation on the Statement of Operations.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return on the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Swaps are marked to market daily by the Fund’s Sub-Adviser based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund’s Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(h) Senior Loans
The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial

16 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.05 |

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2005 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(h) Senior Loans (continued) institutions (the “Lender”). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(i) Repurchase Agreements
The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(j) Reverse Repurchase Agreements
In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. As of September 30, 2005, the Fund had reverse repurchase agreements outstanding of $38,695,000, which was collateralized by Freddie Mac, 6.50%, due 12/1/34 to 4/1/35, with a market value of $40,170,403. The weighted average daily balance of reverse repurchase agreements outstanding from May 31, 2005 (commencement of operations) through September 30, 2005 was $39,689,353 at a weighted average interest rate of 3.63% .

(k) Custody Credits on Cash Balances
The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. Investment Manager/Sub-Adviser
The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 1.00% of the Fund’s average daily total managed assets. Total managed assets refers to the total assets of the Fund (including any assets attributable to any borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings).

The Investment Manager has retained its affiliate, the Sub-Adviser, to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all the Fund’s investment decisions. The Investment Manager, not the Fund, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services, at the maximum annual rate of 0.39% of the Fund’s average daily net total managed assets, for the period May 31, 2005 (commencement of operations) through December 31, 2007, and will receive an increasing amount thereafter.

| 9.30.05 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 17

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2005 (unaudited)

3. Investment in Securities
For the period May 31, 2005 (commencement of operations) through September 30, 2005, purchases and sales of investments, other than short-term securities and U.S. government obligations, were $206,859,295 and $79,937,800 respectively. Purchases and sales in U.S. government obligations were $153,230,011 and $27,851,441 respectively.

(a) Futures contracts outstanding at September 30, 2005:

	Notional
	Amount	Expiration	Unrealized
Type	(000)	Date	Depreciation

Long: S&P 500 Index	$81	12/15/05	$660,188

(b) Options written for the period May 31, 2005 (commencement of operations) through September 30, 2005:

	Contracts	Premiums

Options outstanding, May 31, 2005	—	$—
Options written	2,245	6,027,264
Options terminated in closing purchase transactions	(1,571)	(3,399,628)
Options exercised	(344)	(1,142,367)

Options outstanding, September 30, 2005	330	$1,485,269

(c) Interest rate swap agreements outstanding at September 30, 2005:

			Rate Type
	Notional				Unrealized
Swap	Amount	Termination	Payments made	Payment received	Appreciation
Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)

Barclay’s Bank
PLC	$500,000	6/13/07	3.976%	3 month LIBOR	$3,777,748
Barclay’s Bank
PLC	45,000	6/2/25	3 month LIBOR	4.715%	589,365
Citibank	436,200	12/15/25	5.00%	3 month LIBOR	(559,795)
Citibank	432,000	9/28/25	3 month LIBOR	4.983%	571,916
Lehman Brothers	340,000	12/15/25	5.00%	3 month LIBOR	(433,304)
Lehman Brothers	337,000	9/29/25	3 month LIBOR	4.98%	434,855
Morgan Stanley	20,000	9/29/25	3 month LIBOR	4.98%	75,956
UBS AG	489,600	12/15/25	5.00%	3 month LIBOR	(376,626)
UBS AG	490,000	9/28/25	3 month LIBOR	4.955%	404,943

					$4,485,058

LIBOR – London Interbank Offered Rate

18 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.05 |

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2005 (unaudited)

3. Investment in Securities (continued)

(d) Credit default swaps contracts outstanding at September 30, 2005:

	Notional
	Amount
	Payable on		Payments	Unrealized
Swap Counterparty/	Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)

Credit Suisse First Boston
Allied Waste Industries, Inc.	$3,040	3/20/09	2.30%	$69,220
J.P. Morgan Chase
Dow Jones CDX	2,000	6/20/10	3.40%	20,927
Qwest Capital Funding	1,000	9/20/10	4.20%	(510)
Lehman Brothers
Dow Jones CDX	10,000	6/20/10	0.90%	82,565
Dow Jones CDX	5,000	6/20/10	3.60%	182,340
Morgan Stanley
Federal Republic of Brazil	2,000	6/20/15	4.23%	142,042
Government of Mexico	5,000	6/20/15	1.40%	144,313
Republic of Panama	5,000	6/20/15	2.75%	285,993
Republic of Peru	5,000	6/20/15	2.90%	332,399
Federation of Russia	5,000	6/20/15	1.52%	288,659

				$1,547,948

(e) Total Return swap contracts outstanding at September 30, 2005:

Swap	Fund	Fund	Termination	Notional	Unrealized
Counterparty	Receives	Pays	Date	Amount	Appreciation

Credit Suisse
First Boston	MSCI Daily	3 month LIBOR
	Total Return	plus 0.23%	8/31/06	$116,959,782	$12,375,196

EAFE

EAFE – Europe and Australasia, Far East Equity Index
MSCI – Morgan Stanley Capital International

4. Income Tax Information
The cost basis of portfolio securities for federal income tax purposes is $267,991,209. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $731,851; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $2,199,782; net unrealized depreciation for federal income tax purposes is $1,467,931.

5. Subsequent Dividend Declarations
On October 3, 2005, a dividend of $0.18335 per share was declared to shareholders payable November 1, 2005 to shareholders of record on October 21, 2005.

On November 1, 2005, a dividend of $0.18335 per share was declared to shareholders payable December 1, 2005 to shareholders of record on November 18, 2005.

| 9.30.05 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 19

PIMCO Global Stocks PLUS & Income Fund Notes to Financial Statements
September 30, 2005 (unaudited)

6. Legal Proceedings
On September 13, 2004, the Securities and Exchange Commission (the “Commission”) announced that the Investment Manager and two affiliates of the Investment Manager, PEA Capital LLC and PA Fund Distributors LLC (the “Affiliates”) had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies (‘‘open-end funds’’) advised or distributed by these certain Affiliates. In their settlement with the Commission, the Investment Manager and the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Investment Manager and the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Investment Manager and the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey (‘‘NJAG’’) announced that it had entered into a settlement agreement with Allianz Global and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Fund.

On September 15, 2004, the Commission announced that the Investment Manager and the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called ‘‘shelf space’’ arrangements with certain broker-dealers. In their settlement with the Commission, the Investment Manager and the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Investment Manager and the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Investment Manager and the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with one of the affiliates of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General’s complaint alleges any inappropriate activity took place with respect to the Fund.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against the Investment Manager and the Affiliates based on the same circumstances as those cited in the 2004 settlements with the Commission and NJAG involving alleged “market timing” activities described above. The West Virginia Complaint alleges, among other things, that the Investment Manager and the Affiliates improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the Investment Manager and the Affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this report, the West Virginia Complaint has not been formally served upon the Investment Manager or the Affiliates. The West Virginia Complaint also names numerous other defendants unaffiliated with the Investment Manager and the Affiliates in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants.

20 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.05 |

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2005 (unaudited)

6. Legal Proceedings (continued)

The Investment Manager and the Affiliates and the unaffiliated mutual fund defendants removed the proceeding to federal court, and on October 19, 2005, the action was transferred to the Multi-District Litigation for market-timing related actions currently pending in the U.S. District Court for the District of Maryland, which is described below. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and the Affiliates and certain other affiliates of the Investment Manager and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern ‘‘market timing,’’ and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern ‘‘revenue sharing’’ with brokers offering ‘‘shelf space’’ and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Manager believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, Allianz Global, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager and/or its affiliates, the boards of directors or trustees of those funds, and/or other affiliates and their employees.

Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Allianz Global/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment manager/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager and certain of its affiliates (together, the ‘‘Applicants’’) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Attorney General were to obtain a court injunction against the Investment Manager or the Affiliates, the Investment Manager or the Affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

A putative class action lawsuit captioned Charles Mutchka et al. v. Brent R. Harris, et al., filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities for which the Investment Manager serves as investment adviser. The U.S. District Court for the Central District of California dismissed the action with prejudice on June 10, 2005. The plaintiff alleged that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The foregoing speaks only as of the date hereof. There may be additional litigation or regulatory developments in connection with the matters discussed above.

| 9.30.05 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 21

PIMCO Global StocksPLUS & Income Fund Financial Highlights
For a share outstanding for the period May 31, 2005* through September 30, 2005 (unaudited)

Net asset value, beginning of period	$23.88**

Income from Investment Operations:
Net investment income	0.36

Net realized and unrealized gain on investments, futures contracts, options written and swaps	1.74

Total from investment operations	2.10

Dividends to Shareholders from Net investment Income	(0.55)

Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	(0.05)

Net asset value, end of period	$25.38

Market price, end of period	$24.10

Total Investment Return (1)	(1.41)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$236,757

Ratio of expenses to average net assets (2)(3)	1.42%

Ratio of expenses to average net assets, excluding interest expense (2)(3)	1.16%

Ratio of net investment income to average net assets (3)	4.39%

Portfolio turnover	40%

*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)
Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(k) in Notes to Financial Statements).
(3)	Annualized.

22 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.05 |

PIMCO Global StocksPLUS & Income Fund	Matters Relating to the Trustees
Consideration of the Investment
Management and Portfolio
Management Agreements
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Fund’s Investment Management Agreement with the Investment Manager and Portfolio Management Agreement between the Investment Manager and the Sub-Adviser (together, the “Agreements”). The Trustees met on May 16, 2005 (the “contract review meeting”) for the specific purpose of considering whether to approve the Investment Management Agreement and the Portfolio Management Agreement. The independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Trustees, including a majority of the independent Trustees, concluded that the Fund’s Investment Management Agreement and Portfolio Management Agreement should be approved.

In connection with their deliberations regarding the approval of the Agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager and Sub-Adviser under the Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information on the investment performance of a group of open and closed-end funds with substantially similar investment classifications/objectives, (ii) information on the Fund’s management fees and other expenses and the management fees and other expenses of comparable funds, (iii) information regarding the management fees of comparable portfolios of other clients of the Sub-Adviser, (iv) information regarding the financial results and financial condition of the Investment Manager and Sub-Adviser, including consolidated financial statements of Allianz Global Investors of America L.P, the U.S. parent of the Investment Manager and Sub-Adviser, (v) descriptions of various functions performed by the Investment Manager and Sub-Adviser for the Fund, such as compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Trustees’ conclusions as to the approval of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and Sub-Adviser’s abilities to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Fund; the ability of the Investment Manager and Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and Sub-Adviser; and the level of skill required to manage the Fund. In addition, the Trustees assessed the potential quality of the Investment Manager’s and Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Fund; and conditions that might affect the Investment Manager’s or Sub-Adviser’s ability to provide high quality services to the Fund in the future under the Agreements, including their respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Investment Manager and Sub-Adviser would be able to meet any reasonably foreseeable obligations under the Agreements.

| 9.30.05 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 23

PIMCO Global StocksPLUS & Income Fund	Matters Relating to the Trustees
Consideration of the Investment
Management and Portfolio
Management Agreements
(unaudited) (continued)

The Trustees also evaluated the procedures of the Investment Manager and Sub-Adviser designed to fulfill their fiduciary duty to the Fund with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Manager and Sub-Adviser allocate trades among their various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Manager and Sub-Adviser in these matters. The Trustees also received information concerning standards of the Investment Manager and Sub-Adviser with respect to the execution of portfolio transactions.

The Trustees also gave substantial consideration to the advisory fees charged by the Investment Manager and Sub-Adviser. Specifically, the Trustees considered the advisory fees charged under other investment advisory contracts, such as open-end and closed-end investment companies which the Investment Manager serves as the investment manager and/or the Sub-Adviser serve as portfolio manager. In that connection, the Trustees considered that for those accounts that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Manager and Sub-Adviser do not devote the same level of services to manage and administer those assets. The Trustees also considered the advisory fees charged by other closed-end funds that have similar investment objectives or strategies to those that would be employed by the Fund, noting that no other registered investment company utilizes interest rate strategies combined with pay forward strategies on the other side of the trade.

The Trustees also took into account that, as a closed-end investment company, the Fund does not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through the investment performance of the Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and Sub-Adviser, such as reputational value derived from serving as investment manager and sub-adviser to the Fund, the fact that the Investment Manager and Sub-Adviser will receive services from brokers who execute portfolio transactions for the Fund and, as a result of the sale of the Fund through the lead underwriter, the enhanced visibility of the Investment Manager and Sub-Adviser and the products and services they sponsor.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services to be provided by the Investment Manager and Sub-Adviser to the Fund.

24 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.05 |

Trustees and Principal Officers

Robert E. Connor
     Trustee, Chairman of the Board of Trustees
Paul Belica
     Trustee
John J. Dalessandro II
     Trustee
Hans W. Kertess
     Trustee
Brian S. Shlissel
     President & Chief Executive Officer
Newton B. Schott, Jr.
     Vice President
Dan Ivascyn
     Vice President
Lawrence G. Altadonna
     Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
     Secretary
Youse Guia
     Chief Compliance Officer
Jennifer A. Patula
     Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent
State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Global StocksPLUS & Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com.

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during period May 31, 2005 (commencement of operations) through June 30, 2005 is available (i) without charge, upon request by calling the Fund’s transfer agent at (800) 331-1710; (ii) on the Fund’s website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Information on the Fund is available at www.allianzinvestors.com or by calling the Fund’s transfer agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

               Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

               Not required in this filing

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

               Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

               Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

               Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

               Not effective at the time of this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Total Number
			of Shares Purchased	Maximum Number of
	Total Number	Average	as Part of Publicly	Shares that May yet Be
	of Shares	Price Paid	Announced Plans or	Purchased Under the Plans
Period	Purchased	Per Share	Programs	or Programs
May 2005	N/A	N/A	N/A	N/A
June 2005	N/A	N/A	N/A	N/A
July 2005	N/A	N/A	N/A	N/A
August 2005	N/A	23.655	25,632	N/A
September 2005	N/A	N/A	N/A	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the Allianz Global Investors website at www.allianzglobalinvestors.com Appendix B to the Nominating Committee Charter includes “Procedures for Shareholders to Submit Nominee Candidates”, which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. The Registrant has not yet held its first annual shareholders' meeting, so these procedures have yet to be disclosed in response to the requirements of Item 7(d)(2) (ii)(G) of Schedule 14A, and this is the first Form N-CSR filing made by the Registrant. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES

(a)      The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)      There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1)	Exhibit 99.Cert - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.Cert - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Global StocksPLUS & Income Fund

By /s/ Brian S. Shlissel
-------------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: December 9, 2005

By /s/ Lawrence G. Altadonna
-----------------------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
-------------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: December 9, 2005

By /s/ Lawrence G. Altadonna
-----------------------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 9, 2005